CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Q1) - USD ($) $ in Thousands	Total	Class A Common Stock	Additional Paid-in Capital	Subscription Receivable	Retained Deficit
Shares, outstanding, beginning balance (in shares) at Dec. 31, 2021		11,268,877
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 17		$ 17
Net loss	$ (9,367)
Shares, outstanding, ending balance (in shares) at Dec. 31, 2022	11,268,877	11,268,877
Shareholders' equity, ending balance at Dec. 31, 2022	$ (5,669)	$ 1	5,185	$ (15)	$ (10,840)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	8		8
Net loss	(7,515)				(7,515)
Shares, outstanding, ending balance (in shares) at Mar. 31, 2023		11,268,877
Shareholders' equity, ending balance at Mar. 31, 2023	$ (13,176)	$ 1	5,193	(15)	(18,355)
Shares, outstanding, beginning balance (in shares) at Dec. 31, 2022	11,268,877	11,268,877
Shareholders' equity, beginning balance at Dec. 31, 2022	$ (5,669)	$ 1	5,185	$ (15)	(10,840)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	82		82
Issuance of common stock to employees (in shares)		9,441
Net loss	$ (52,822)
Shares, outstanding, ending balance (in shares) at Dec. 31, 2023	28,043,449	28,043,449
Shareholders' equity, ending balance at Dec. 31, 2023	$ 14,751	$ 3	78,410		(63,662)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	83		83
Issuance of common stock to employees (in shares)		1,208,180
Warrant reclass from in-kind liability to APIC	4,250		4,250
Net loss	$ (17,390)				(17,390)
Shares, outstanding, ending balance (in shares) at Mar. 31, 2024	29,251,629	29,251,629
Shareholders' equity, ending balance at Mar. 31, 2024	$ 1,694	$ 3	$ 82,743		$ (81,052)